Right-of-Use Assets and Lease Liabilities - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2026	$ 10,229,323	$ 1,303,115
2027	10,222,123	1,302,198
2028	5,144,522	655,361
2029	52,920	6,741
2030	12,240	1,559
Total minimum lease payments	25,661,128	3,268,974
Less: imputed interest component	(977,006)	(124,460)
Lease liabilities recognized in the consolidated balance sheets	$ 24,684,122	$ 3,144,514	$ 6,476,145